Consolidated Statements of Operations and Comprehensive Income In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2014 Cost of revenues [Member] USD ($)	Dec. 31, 2014 Cost of revenues [Member] CNY	Dec. 31, 2013 Cost of revenues [Member] CNY	Dec. 31, 2012 Cost of revenues [Member] CNY	Dec. 31, 2014 Product development [Member] USD ($)	Dec. 31, 2014 Product development [Member] CNY	Dec. 31, 2013 Product development [Member] CNY	Dec. 31, 2012 Product development [Member] CNY	Dec. 31, 2014 Sales and marketing [Member] USD ($)	Dec. 31, 2014 Sales and marketing [Member] CNY	Dec. 31, 2013 Sales and marketing [Member] CNY	Dec. 31, 2012 Sales and marketing [Member] CNY	Dec. 31, 2014 General and administrative [Member] USD ($)	Dec. 31, 2014 General and administrative [Member] CNY	Dec. 31, 2013 General and administrative [Member] CNY	Dec. 31, 2012 General and administrative [Member] CNY
Net revenues:
MMO game revenues	$ 528,067	3,276,445	3,806,354	4,561,350
Mobile game revenues	63,886	396,389	482,199	10,238
Other revenues	7,178	44,535	56,177	146,971
Total net revenues	599,131	3,717,369	4,344,730	4,718,559
Cost of revenues
Third parties	(148,167)	(919,314)	(1,103,283)	(1,123,630)
Related parties	(3,348)	(20,774)	(32,457)	(32,127)
Total cost of revenues	(151,515)	(940,088)	(1,135,740)	(1,155,757)
Gross profit	447,616	2,777,281	3,208,990	3,562,802
Operating expenses:
Product development	(105,992)	(657,640)	(714,138)	(712,303)
Sales and marketing
Third parties	(95,618)	(593,269)	(401,606)	(262,208)
Related parties	(3,505)	(21,749)	(45,809)	(55,442)
General and administrative	(51,677)	(320,635)	(348,727)	(412,839)
Impairment of goodwill	0	0	(30,772)	0
Settlement of gain contingency with former shareholder of a subsidiary	0	0	59,928	0
Total operating expenses	(256,792)	(1,593,293)	(1,481,124)	(1,442,792)
Income from operations	190,824	1,183,988	1,727,866	2,120,010
Interest income
Third parties	9,298	57,693	73,940	146,132
Related parties	269	1,668	48,588	83,711
Interest expense
Third parties	(6,569)	(40,760)	(16,077)	(96,937)
Related parties	(330)	(2,048)	(28,766)	(26,787)
Investment income (loss)	(127)	(786)	16,254	133
Other income, net	12,230	75,882	135,993	128,816
Income before income tax expenses and equity in losses of affiliated companies	205,595	1,275,637	1,957,798	2,355,078
Income tax expenses	(40,072)	(248,628)	(322,273)	(545,540)
Equity in losses of and impairments of investments in affiliated companies	(4,901)	(30,411)	(7,549)	(20,981)
Net income	160,622	996,598	1,627,976	1,788,557
Net (income) loss attributable to non-controlling interests	7,071	43,875	(40,088)	(23,165)
Net income attributable to Shanda Games Limited's ordinary shareholders	167,693	1,040,473	1,587,888	1,765,392
Net income	160,622	996,598	1,627,976	1,788,557
Other comprehensive income (loss), net of tax:
Unrealized gain on marketable securities	0	0	15,668	3,384
Realized gain on marketable securities reclassified to investment income	0	0	(20,059)	0
Currency translation adjustments of the Company	(2,851)	(17,692)	122,701	6,711
Currency translation adjustments of affiliated companies /subsidiaries	(1,749)	(10,849)	(94,661)	28,327
Comprehensive income	156,022	968,057	1,651,625	1,826,979
Comprehensive (income) loss attributable to non-controlling interests	7,743	48,045	(49,728)	(31,429)
Comprehensive income attributable to Shanda Games Limited	163,765	1,016,102	1,601,897	1,795,550
Earnings per ordinary share:
Basic (per share)	$ 0.31	1.94	2.96	3.18
Diluted (per share)	$ 0.31	1.92	2.95	3.18
Weighted average ordinary shares used in per share calculation:
Basic (shares)	537,189,172	537,189,172	536,790,221	554,813,612
Diluted (shares)	543,196,160	543,196,160	537,395,413	554,842,073
Share-based compensation (expense) net reversal included in:
Share-based compensation expense		(6,400)	(38,000)	(42,500)	$ (162)	(1,006)	(811)	(254)	$ (1,133)	(7,029)	(12,059)	(20,113)	$ (32)	(201)	(134)	(188)	$ 298	1,853	(24,969)	(21,928)